Trade and Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Trade and Other Receivables, Net	Trade and other receivables, net are recorded at cost.

	December 31,
($ thousands)	2018	2017
Gross	1,008,509	991,177
Allowance for credit losses	(59,424)	(53,323)
Net	949,085	937,854

Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables
The following table presents the activity in the allowance for credit losses:

	December 31,
($ thousands)	2018	2017	2016
Balance at beginning of year	(53,323)	(58,884)	(76,137)
Provisions, net	(10,800)	(12,255)	(13,594)
Amounts written off as uncollectible	2,222	17,826	29,289
Foreign currency translation	2,869	(5,885)	1,558
Other	(392)	5,875	—
Balance at end of year	(59,424)	(53,323)	(58,884)